Expense Example {- Fidelity Freedom® 2035 Fund} - 03.31 Fidelity Freedom Funds Retail Combo PRO-17 - Fidelity Freedom® 2035 Fund - Fidelity Freedom 2035 Fund - Retail Class	Jul. 15, 2022 USD ($)
Expense Example:
1 year	$ 73
3 years	227
5 years	395
10 years	$ 883